Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 23, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 24, 2014	Sep. 30, 2014	Dec. 31, 2010
Related Party Transaction [Line Items]
Management fee for operation	$ 3.8	$ 15.6	$ 8.4	$ 14.7	$ 4.2
Eclipse Resources Operating, LLC ("Eclipse Operating") [Member]
Related Party Transaction [Line Items]
Total consideration						$ 0.1	$ 0.1
President and Chief Executive Officer of Eclipse I, its Executive Vice President, Secretary, and General Counsel and its Executive Vice President and Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Percentage of membership units owned by related party				33.00%				33.00%